Risk Management (Details) - Schedule of COVID refinancing $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($) [1]
Bank Programs [Member]
Bank Programs (*)
Gross carrying amount	$ 414,155
% of portfolio	1.30%
ECL	$ 16,743
% of total ECL	2.00%
Commercial Individual [Member] | Bank Programs [Member]
Bank Programs (*)
Number of Operations	664
Loan value of customers	$ 20,436
% from the portfolio	0.20%
Provisions	$ 592
Commercial Group [Member] | Bank Programs [Member]
Bank Programs (*)
Number of Operations	39,473
Loan value of customers	$ 102,398
% from the portfolio	2.10%
Provisions	$ 3,005
Consumer [Member] | Bank Programs [Member]
Bank Programs (*)
Number of Operations	187,428
Loan value of customers	$ 149,918
% from the portfolio	3.80%
Provisions	$ 12,462
Mortgage [Member] | Bank Programs [Member]
Bank Programs (*)
Number of Operations	91,928
Loan value of customers	$ 141,403
% from the portfolio	1.50%
Provisions	$ 684
Bank Programs [Member]
Bank Programs (*)
Number of Operations	319,493
Loan value of customers	$ 414,155
% from the portfolio	1.30%
Provisions	$ 16,743
Stage 1 [Member] | Bank Programs [Member]
Bank Programs (*)
Gross carrying amount	$ 354,632
% of portfolio	1.40%
ECL	$ 9,914
% of total ECL	3.50%
Stage 2 [Member] | Bank Programs [Member]
Bank Programs (*)
Gross carrying amount	$ 36,850
% of portfolio	0.80%
ECL	$ 3,074
% of total ECL	1.30%
Stage 3 [Member] | Bank Programs [Member]
Bank Programs (*)
Gross carrying amount	$ 22,674
% of portfolio	1.90%
ECL	$ 3,756
% of total ECL	1.20%

[1]	The granting of refinancing of operations associated with credit cards for MCh$147,918 is not included.